Stock-Based Compensation - Stock Unit Valuation Assumptions (Detail) (Restricted Stock Units (RSUs) [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility of stock price	43.00%	50.00%	48.00%
Risk-free interest rate	0.39%
Risk-free interest rate - minimum	0.39%	0.30%	0.47%
Risk-free interest rate - maximum	0.39%	0.42%	1.21%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Valuation period	3 years 0 months 0 days	2 years 6 months 0 days	3 years 0 months 0 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Valuation period	3 years 0 months 0 days	3 years 0 months 0 days	4 years 0 months 0 days